Personnel Expenses - Disclosure of Details of Personnel Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [Line Items]
Personnel expenses	₩ 3,704,380	₩ 3,874,664	₩ 3,942,097
Personnel expenses [member]
Statement of comprehensive income [Line Items]
Salaries and wages	2,850,927	2,975,325	3,138,798
Other employee benefits	613,072	652,915	589,598
Contributions to National Pension plan	81,625	77,062	68,962
Expenses related to defined benefit plans and defined contribution plans	₩ 158,756	₩ 169,362	₩ 144,739